Earnings per Share	12 Months Ended
Dec. 31, 2020
Earnings per Share
Earnings per Share

Note 14 Earnings per Share

	Year Ended December 31,
	2020	2019	2018
Loss per share before and after dilution
Net loss for the year attributable to equity holders of the Parent Company	(433,494)	(32,578)	(132,049)
Weighted-average number of common shares outstanding	44,873,448	36,940,587	25,948,037
Loss per share before and after dilution	(9.66)	(0.88)	(5.09)

For calculation of earnings per share after dilution, the weighted-average number of outstanding ordinary shares is adjusted for the dilution effect of all potential ordinary shares. The Parent Company has a category of potential common stock with dilution effect: stock options. These potential common shares are attributable to the options and performance shares granted during the years 2018 – 2020. For additional information see Note 10 Share-Based Payments. If the profit for the year is negative, the options are not considered dilutive. The options also do not impact the numerator in the earnings per share calculation, including the addition of the value of remaining future services to report during the vesting period, exceeding the average market price for the period. There is no dilution effect for issued warrants and options with entitlement to subscribe to 2,368,086 shares, since the Group is in a loss position for the year ended December 31, 2020, December 31, 2019 and December 31, 2018, respectively. Further, there is no dilution effect for issued share awards with entitlement to receive 82,770 shares, due to performance-based vesting.

For disclosures regarding the number of outstanding shares, refer to Note 25 Equity.